Leases - Navios Holdings Future Revenue for Chartered-Out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Dry bulk vessels
Property Subject To Or Available For Operating Lease [Line Items]
2016	$ 88,724
2017	17,691
2018	10,715
2019	10,715
2020	9,893
Total minimum revenue, net of commissions	137,738
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2016	148,102
2017	57,771
2018	23,235
2019	22,515
2020	11,088
Total minimum revenue, net of commissions	$ 262,711